CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Ordinary shares, par value	$ 0.10	$ 0.10
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	312,113,383	242,210,384
Ordinary shares, shares outstanding	311,772,098	241,868,739